Description of the Business	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Business
Description of the Business
Immune Design Corp. (we, us or our) is a clinical-stage immunotherapy company with next-generation in vivo approaches designed to enable the body’s immune system to fight disease. We have engineered our technologies to activate the immune system’s natural ability to create tumor-specific cytotoxic T cells (CTLs) to fight cancer. We are developing multiple product candidates from our two discovery platforms, IMDZVex™ ("ZVex™") and GLAAS™. Our product candidates, LV305, CMB305 and G100, utilize multiple immuno-oncology approaches and are in Phase 1 clinical trials and we expect to initiate a Phase 1 clinical trial for CMB305 in the first quarter of 2015. CMB305 combines our two platforms, LV305 and a second agent G305, in a prime-boost approach. G305 is based on our GLAAS platform and is in a Phase 1 clinical trial. Although we plan to focus our development efforts on CMB305 and G100, we plan to conduct a small exploratory trial to compare LV305 and CMB305 in the same tumor types. After reviewing those data, we may elect to separately develop LV305.
We were incorporated in February 2008 in the State of Delaware. Our operations are headquartered in Seattle, Washington with additional facilities in South San Francisco, California.
Initial Public Offering
In July 2014, we completed an initial public offering (the IPO) of 5,000,000 shares of common stock at a price of $12.00 per share. In August 2014, we sold an additional 410,564 shares of common stock directly to our underwriters when they exercised portions of their over-allotment on two separate occasions at $12.00 per share. We received net proceeds of $57.8 million (inclusive of the exercise of the over-allotment) after deducting underwriting discounts and commissions and offering expenses totaling $7.1 million. In connection with the closing of the IPO, all outstanding shares of convertible preferred stock automatically converted into 9,769,422 shares of common stock. In July 2014, prior to the completion of the IPO, warrants to purchase 996,940 shares of common stock were exercised for $8.1 million in cash. Immediately prior to the closing of the IPO, warrants to purchase 978,592 shares were automatically net exercised, resulting in an issuance of an additional 311,923 shares of common stock. The significant number of shares issued in the third quarter of 2014 is expected to impact the year-over-year comparability of our net loss per share calculations through the third quarter of 2015. Upon completion of the IPO, the total shares of common stock authorized was 100,000,000 and the total shares of preferred stock authorized was 10,000,000.
Reverse Stock Split
On July 14, 2014, we filed an amendment to our amended and restated certificate of incorporation, effecting a 1-for-8.175 reverse stock split. All issued and outstanding stock and per share amounts contained in our financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented.